Acquisition - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended		12 Months Ended		0 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014 Contract rights	Jun. 30, 2013 Contract rights	Feb. 10, 2014 Atlantic Express Transportation Corporation	Feb. 10, 2012 Atlantic Express Transportation Corporation	Jun. 30, 2014 Atlantic Express Transportation Corporation	Feb. 10, 2014 Atlantic Express Transportation Corporation	Feb. 10, 2014 Atlantic Express Transportation Corporation Contract rights	Feb. 10, 2014 Atlantic Express Transportation Corporation Contract rights	Aug. 27, 2013 Williams Bus Lines Co	Jun. 30, 2014 Williams Bus Lines Co	Jul. 23, 2013 Scholastic Bus Co	Jun. 30, 2014 Scholastic Bus Co	Jul. 23, 2013 Scholastic Bus Co
Business Acquisition [Line Items]
Business acquisition aggregate purchase price				$ 17,200,000						$ 3,400,000		$ 2,400,000
Purchase price, cash paid				17,200,000						3,400,000		2,200,000
Purchase price allocated to amortizable intangible assets							1,736,000		1,700,000
Estimated useful life of intangible assets		14 years	14 years					20 years
Acquisition-related costs	282,000					200,000					47,000		27,000
Gain on bargain purchase of acquired assets (net of tax)	2,762,000				2,800,000
Purchase price, deferred payments														$ 200,000